ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
ACCRUED EXPENSES	ACCRUED EXPENSES
Accrued expenses is comprised of the following:

	Successor
(in thousands of $)	December 31, 2023	December 31, 2022
Interest expense	28,206	37,056
Vessel operating expenses	7,819	7,688
Administrative expenses	5,810	6,135
Current tax payable	440	396
Accrued expenses	42,275	51,275

Vessel operating expenses comprise of accruals such as crew wages, brokers' commissions, vessel supplies, routine repairs, maintenance, lubricating oils and other vessel expenses.

Administrative expenses related accruals comprise of general overheads including legal and professional fees, personnel costs and other corporate expenses.